Consolidated Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2016
Consolidated Summary of Investments Other Than Investments in Related Parties

Lincoln Benefit Life Company

(A Wholly Owned Subsidiary of Resolution Life, Inc.)

Schedule I Summary of Investments Other Than Investments in Related Parties

December 31, 2016

($ in thousands)	Amortized Cost	Fair Value	Amount at which shown in the Consolidated Balance Sheet
Type of Investment
Fixed maturities:
Bonds:
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies, available for sale	$508,635	$501,337	$501,337
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies, at fair value option	15,348	14,615	14,615
Obligations of U.S. States and Political Subdivisions	702,415	709,737	709,737
Foreign government	31,009	28,055	28,055
All other corporate bonds	5,963,354	5,886,826	5,886,826
ABS	512,486	507,763	507,763
CMBS	385,757	381,262	381,262
RMBS	180,492	183,145	183,145

Total fixed maturities	$8,299,496	$8,212,740	$8,212,740
Other securities:
Equity securities	$5,100	$5,100	$5,100
Commercial mortgage loans	1,455,156		1,455,156
Derivatives	15,581	18,949	18,949
Other long-term assets	457		457
Policy loans	178,890		178,890
Short-term investments	129,660		129,660

Total other securities	$1,784,844	$24,049	$1,788,212

Total investments	$10,084,340	$8,236,789	$10,000,952